Financial liabilities at amortized cost	12 Months Ended
Dec. 31, 2021
Financial Liabilities At Amortised Cost [Abstract]
Financial Liabilities at Amortized Cost
22. Financial liabilities at amortized cost
22.1. Banks loans

	December 31, 2021	December 31, 2020
Local financial institutions	11,712,474	11,934,392
Central Bank	45,531	43,000
Foreign financial institutions	—	2,552,289

	11,758,005	14,529,681

22.2. Deposits from customers

	December 31, 2021	December 31, 2020
Savings Accounts	285,192,056	310,829,844
Term deposits	172,869,941	181,232,601
Checking accounts	170,416,389	169,935,699
Investment accounts	59,870,670	42,119,852
Others	6,495,354	7,923,637

TOTAL	694,844,410	712,041,633

22.3. Other financial liabilities

	December 31, 2021	December 31, 2020
Obligations for financing of purchases (*)	45,699,707	37,836,851
Collections and other transactions on behalf of third parties	5,220,093	6,113,620
Lease liabilities (See Notes 5.19 and 44)	2,921,793	4,453,877
Creditors for spot transactions pending settlement	1,434,694	1,488,973
Accrued commissions payable	35,199	62,704
Others	6,280,940	9,253,414

TOTAL	61,592,426	59,209,439

(*)	Includes payables to merchants acquirers as a result of purchases made by the holders of the Bank’s credit cards.